Stock Options (Details)	12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares	Dec. 31, 2015 € / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock no par value (in Euros) | € / shares				€ 1
Weighted average exercise price | $ / shares	$ 83.89	$ 61.14
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Compensation expense	$ 12,323,000	$ 8,507,000	$ 13,593,000
Compensation expense, deferred tax income	1,857,000	1,384,000	3,828,000
Share-based Compensation	6,583,000	6,307,000	13,593,000
Cash Settled Share Based Payment	$ 11,932,000	$ 5,389,000	$ 3,559,000
Board member compensation (Member)
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Units Held | shares	1,565,195
Company Management Employees [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Units Held | shares	7,172,075
Phantom Stock 2011 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted | shares	607,828	299,547
Phantom Stock 2011 Plan [Member] | Common Stock, No par value [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Fair Value per share | $ / shares			$ 80.36
Total fair value of granted shares			$ 48,843,000
Phantom Stock 2011 Plan [Member] | Board member compensation (Member)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted | shares	62,516	24,950
Weighted Average Fair Value per share | $ / shares	$ 80.36	$ 70.62
Total fair value of granted shares	$ 48,843,000	$ 21,155,000
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Units Held | shares	118,703
Phantom Stock 2011 Plan [Member] | Company Management Employees [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Units Held | shares	1,046,070
Long Term Incentive Program 2011 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted | shares	3,073,360	1,677,360	3,073,360
Long Term Incentive Program 2011 [Member] | Common Stock, No par value [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Fair Value per share | $ / shares			$ 16.57
Total fair value of granted shares			$ 50,923,000
Long Term Incentive Program 2011 [Member] | Board member compensation (Member)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted | shares	502,980	273,900	502,980
Weighted average exercise price | $ / shares	$ 83.89	$ 61.14
Weighted Average Fair Value per share | $ / shares	$ 16.57	$ 12.21	$ 16.57
Total fair value of granted shares	$ 50,923,000	$ 20,479,000
NewIncentiveBonusPlan [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Share-based Compensation	$ 891,000	$ 1,040,000	$ 1,110,000